Other reserves (Details) - CNY (¥)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other reserves
Balance at the beginning		¥ (186,422,000)	¥ 425,736,000	¥ 590,598,000
Translation of foreign operations		(665,000)	574,000	(731,000)
Deregister of subsidiary		17,000
Disposal of a subsidiaries		18,140,000	20,840,000	(28,579,000)
Issuance of shares under Performance Incentive Plan		27,515,000	35,462,000	78,967,000
Share re-purchase				1,982,000
Issuance of shares		94,166,000
Transaction costs related to issuance of shares		(5,128,000)
Share-based payment		27,528,000	35,463,000	78,967,000
Balance at the end		(125,880,000)	(186,422,000)	425,736,000
Reserves
Other reserves
Balance at the beginning		909,411,000	870,355,000	789,285,000
Translation of foreign operations		(665,000)	574,000	(731,000)
Revaluation of investment properties upon transfer from property, plant and equipment		5,964,000
Deregister of subsidiary		17,000
Transfer to statutory reserve				194,000
Further acquisition of interests in subsidiaries (Note 31)			(555,000)	92,000
Partial disposal of interests in subsidiaries without loss of control (Note 31)		(2,613,000)	3,575,000	2,548,000
Issuance of shares under Performance Incentive Plan		27,515,000	35,462,000	78,967,000
Issuance of shares		94,009,000
Transaction costs related to issuance of shares		(5,128,000)
Balance at the end		1,028,510,000	909,411,000	870,355,000
Capital reserve
Other reserves
Balance at the beginning		707,890,000	707,510,000	707,510,000
Deregister of subsidiary		17,000
Further acquisition of interests in subsidiaries (Note 31)			380,000
Issuance of shares		94,153,000
Transaction costs related to issuance of shares		(5,128,000)
Balance at the end		796,932,000	707,890,000	707,510,000
Merger reserve
Other reserves
Balance at the beginning		(10,000,000)	(10,000,000)	(10,000,000)
Balance at the end		(10,000,000)	(10,000,000)	(10,000,000)
Statutory reserve
Other reserves
Balance at the beginning		¥ 42,777,000	42,777,000	42,583,000
Transfer to statutory reserve				194,000
Threshold percentage of share capital reserves to total share capital after which appropriation is optional		50.00%
Balance at the end		¥ 42,777,000	42,777,000	42,777,000
Share-based compensation reserve
Other reserves
Balance at the beginning		230,177,000	194,715,000	115,748,000
Issuance of shares under Performance Incentive Plan		¥ 27,515,000	35,462,000	78,967,000
Threshold percentage of share capital reserves to total share capital after which appropriation is optional		10.00%
Reserve resulting from lapsing of options	¥ 67,960,000
Balance at the end		¥ 257,692,000	230,177,000	194,715,000
Other reserve
Other reserves
Balance at the beginning		(61,433,000)	(64,647,000)	(66,556,000)
Translation of foreign operations		(665,000)	574,000	(731,000)
Revaluation of investment properties upon transfer from property, plant and equipment		5,964,000
Further acquisition of interests in subsidiaries (Note 31)			(935,000)	92,000
Partial disposal of interests in subsidiaries without loss of control (Note 31)		(2,613,000)	3,575,000	2,548,000
Issuance of shares		(144,000)
Share-based payment		27,515,000	35,462,000
Balance at the end		¥ (58,891,000)	¥ (61,433,000)	¥ (64,647,000)